EQUITY FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

SUPPLEMENT DATED NOVEMBER 18, 2016 TO PROSPECTUS DATED JULY 31, 2016, AS SUPPLEMENTED

The Board of Trustees (the “Board”) of Northern Funds (the “Trust”) has approved changes to the principal investment strategies of the International Equity Fund (the “Fund”). In addition, Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, has agreed to increase the expense reimbursements it provides to the Fund by lowering the contractual expense limitation after which expense reimbursement takes effect from 1.06% to 0.50%. These changes are effective on or about January 1, 2017.

1.	Effective on or about January 1, 2017, the information under the sections entitled “FEES AND EXPENSES OF THE FUND,” “EXAMPLE” and “PRINCIPAL INVESTMENT STRATEGIES” in the “FUND SUMMARIES” section beginning on page 7 of the Prospectus for the International Equity Fund will be replaced with the following:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	0.22%
Transfer Agent Fees	0.02%
Other Operating Expenses	0.20%
Total Annual Fund Operating Expenses	1.22%
Expense Reimbursement(1)	(0.70)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.52%

(1)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.50%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of the excepted expenses that are not reimbursed. This contractual limitation may not be terminated before January 1, 2018 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$53	$318	$603	$1,415

PRINCIPAL INVESTMENT STRATEGIES

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities. The Fund intends to invest in the securities of companies located in a number of countries throughout the world. These companies generally have market capitalizations in excess of $1 billion.

The Fund’s investment strategy attempts to create a portfolio with similar risk, style, capitalization and industry characteristics as the MSCI EAFE Index with the potential to provide excess returns by allowing the Fund to hold a portion, but not all of the securities in the MSCI EAFE Index. In managing the Fund, the Fund’s investment adviser attempts to achieve the Fund’s objective by overweighting those stocks that it believes will outperform the MSCI EAFE Index and underweighting (or excluding entirely) those stocks that it believes will underperform the MSCI EAFE Index. The Fund seeks to accomplish this goal by employing a strategy that uses statistics and advanced econometric methods to determine which fundamental and quantifiable stock or firm characteristics (such as relative valuation, price momentum and earnings quality) are predictive of future stock performance. The characteristics are combined to create a proprietary multifactor quantitative stock selection model which generates stock specific forecasts that are used along with risk controls to determine security weightings. The investment management team’s approach, based primarily on applying quantitative methods to

NORTHERN FUNDS PROSPECTUS

EQUITY FUNDS

PROSPECTUS SUPPLEMENT

fundamental research (e.g., selecting stocks based on economic, financial, and market analysis), is applied within a risk constrained environment that is intended to increase return and result in a portfolio having characteristics similar to the MSCI EAFE Index. The team will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above. The Fund’s investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Although the Fund primarily invests in mature markets (such as Germany, Japan and the United Kingdom), it may also invest to a lesser extent in emerging markets (such as Brazil and China). The Fund, from time to time, may emphasize particular companies or market segments in attempting to achieve its investment objective.

MSCI Inc. does not endorse any of the securities in the MSCI EAFE Index. It is not a sponsor of the International Equity Fund and is not affiliated with the Fund in any way.

2.	Effective on or about January 1, 2017, the paragraph under the section entitled “FUND SUMMARIES — INTERNATIONAL EQUITY FUND — MANAGEMENT” on page 9 of the Prospectus will be replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the International Equity Fund. Mark C. Sodergren, CFA, Senior Vice President of Northern Trust Investments, Inc., has been manager of the Fund since January 2017. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

3.	Effective on or about January 1, 2017, the paragraph under the section entitled “FUND MANAGEMENT” for the International Equity Fund on page 38 of the Prospectus will be replaced with the following:

The manager for the International Equity Fund is Mark C. Sodergren, CFA, Senior Vice President of Northern Trust Investments, Inc. Mr. Sodergren has been manager since January 2017. Mr. Sodergren joined Northern Trust Investments, Inc. in 2007 and is the head of the quantitative equity portfolio management team and responsible for research and implementation of several quantitative equity strategies. Prior to this, Mr. Sodergren was a portfolio manager at Barclays Global Investors focused on active US large cap strategies. Mr. Sodergren is also the portfolio manager of the Large Cap Core Fund and the Large Cap Value Fund.

4.	Effective on or about January 1, 2017, Douglas J. McEldowney will no longer be a portfolio manager of the International Equity Fund. All references to Mr. McEldowney in the Prospectus are hereby deleted.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	EQTY SPT (11/16)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

SUPPLEMENT DATED NOVEMBER 18, 2016 TO STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 31, 2016, AS SUPPLEMENTED

1.	Effective on or about January 1, 2017, Douglas J. McEldowney will no longer be a portfolio manager of the International Equity Fund. All references to Mr. McEldowney in the SAI are hereby deleted.

2.	Effective on or about January 1, 2017, the information for the International Equity Fund in the table under the section entitled “PORTFOLIO MANAGERS” on page 95 of the SAI will be replaced with the following:

Portfolio Manager(s)
International Equity Fund	Mark C. Sodergren

3.	Effective on or about January 1, 2017, the information for Mark C. Sodergren under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 101 of the SAI will be replaced with the following:

The table below discloses accounts within each type of category listed below for which Mark C. Sodergren* was jointly and primarily responsible for day-to-day portfolio management as of September 30, 2016.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	2	$226	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	4	326	0	0
Other Accounts:	9	2,693	1	150

*	Mr. Sodergren will be a Portfolio Manager of the International Equity Fund effective on or about January 1, 2017.

4.	Effective on or about January 1, 2017, the following information, as of September 30, 2016, will be added to the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” on page 105 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Mark C. Sodergren*	International Equity Fund	None

*	Mr. Sodergren will be a Portfolio Manager of the International Equity Fund effective on or about January 1, 2017.

Please retain this Supplement with your SAI for future reference.